Schedule III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION	12 Months Ended
Dec. 31, 2013
Schedule III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
Schedule III - REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION

SCHEDULE III
REAL ESTATE ASSETS AND ACCUMULATED DEPRECIATION
December 31, 2013
(in thousands)

							Gross Amount at which Carried at Close of Period						Life on which Depreciation in Latest Income Statement is Computed(2)
			Initial Cost to Company
						Cost Capitalized Subsequent to Acquisition					Original Date of Construction / Renovation
Description	Location	Ownership Percentage	Land	Building/ Improvements	Total		Land	Building/ Improvements	Total(1)	Accumulated Depreciation		Date Acquired
Hollywood Casino Lawrenceburg	Lawrenceburg, IN	100%	$15,251	$342,393	$357,644	$—	$15,251	$342,393	$357,644	$71,978	1997/2009	11/1/2013	31
Hollywood Casino Aurora	Aurora, IL	100%	4,937	98,379	103,316	—	4,937	98,379	103,316	44,796	1993/2002/2012	11/1/2013	30
Hollywood Casino Joliet	Joliet, IL	100%	19,214	101,104	120,318	—	19,214	101,104	120,318	33,380	1992/2003/2010	11/1/2013	31
Argosy Casino Alton	Alton, IL	100%	—	6,462	6,462	—	—	6,462	6,462	3,411	1991/1999	11/1/2013	31
Hollywood Casino Toledo	Toledo, OH	100%	12,003	144,094	156,097	—	12,003	144,094	156,097	8,440	2012	11/1/2013	31
Hollywood Casino Columbus	Columbus, OH	100%	38,240	188,543	226,783	62	38,266	188,579	226,845	8,629	2012	11/1/2013	31
Hollywood Casino at Charles Town Races	Charles Town, WV	100%	35,102	233,069	268,171	—	35,102	233,069	268,171	84,897	1997/2010	11/1/2013	31
Hollywood Casino at Penn National Race Course	Grantville, PA	100%	25,500	161,810	187,310	—	25,500	161,810	187,310	41,299	2008/2010	11/1/2013	31
M Resort	Henderson, NV	100%	66,104	126,689	192,793	—	66,104	126,689	192,793	11,709	2009/2012	11/1/2013	30
Hollywood Casino Bangor	Bangor, ME	100%	12,883	84,257	97,140	—	12,883	84,257	97,140	16,621	2008/2012	11/1/2013	31
Zia Park Casino	Hobbs, NM	100%	9,313	38,947	48,260	—	9,313	38,947	48,260	11,145	2005	11/1/2013	31
Hollywood Casino Bay St. Louis	Bay St. Louis, MS	100%	59,388	87,352	146,740	—	59,388	87,352	146,740	32,897	1992/2006/2011	11/1/2013	40
Argosy Casino Riverside	Riverside, MO	100%	23,468	143,301	166,769	—	23,468	143,301	166,769	38,387	1994/2007	11/1/2013	37
Hollywood Casino Tunica	Tunica, MS	100%	4,634	42,031	46,665	—	4,634	42,031	46,665	18,781	1994/2012	11/1/2013	31
Boomtown Biloxi	Biloxi, MS	100%	3,423	63,083	66,506	—	3,423	63,083	66,506	30,720	1994/2006	11/1/2013	15
Argosy Casino Sioux City	Sioux City, IA	100%	3	11,920	11,923	—	3	11,920	11,923	11,148	1993/2004	11/1/2013	8
Hollywood Casino St. Louis	Maryland Heights, MO	100%	44,198	177,063	221,261	—	44,198	177,063	221,261	16,250	1997/2013	11/1/2013	13
Hollywood at Dayton Raceway	Dayton, OH	100%	3,211	—	3,211	—	3,211	—	3,211	—	N/A	11/1/2013	N/A
Hollywood at Mahoning Valley Race Track	Youngstown, OH	100%	5,683	—	5,683	—	5,683	—	5,683	—	N/A	11/1/2013	N/A

			$382,555	$2,050,497	$2,433,052	$62	$382,581	$2,050,533	$2,433,114	$484,488

(1)
The total cost for federal income tax purposes of the properties listed above was $2.44 billion.

(2)
Estimated useful lives range from 1 to 41 years.

Real Estate:
Balance at the beginning of the period	$—
Amounts contributed from Spin-Off	2,433,052
Improvements	62

Balance at the end of the year	$2,433,114

Accumulated Depreciation:
Balance at the beginning of the period	$—
Amounts contributed from Spin-Off	(469,666)
Depreciation expense	(14,822)

Balance at the end of the year	$(484,488)